Schedule of future amortization of intangible assets (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
July 1, 2025 – September 30, 2025	$ 79
2025	271		$ 1,694
2026	255		1,694
2027	169		1,694
2028	98		1,694
Thereafter	252
Total	$ 1,124	$ 7,001	11,598
2029			1,694
Thereafter			$ 3,128